Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Schedule of balances with related parties

	As of December 31,
	2016	2017
Amounts due from related parties
Due from GasLog LNG Services(a)	—	475

Total	—	475

	As of December 31,
	2016	2017
Amounts due to related parties
Due to GasLog LNG Services(a)	603	—
Due to GasLog(b)	255	230
Due to GasLog Carriers Ltd. ("GasLog Carriers")(c)	4,752	—

Total	5,610	230

(a)

The balance as of December 31, 2016 represents mainly payments made by GasLog LNG Services on behalf of the Partnership. The balance as of December 31, 2017 represents mainly net amounts advanced to the Manager to cover future operating expenses of the Partnership.

(b)	The balances represent payments made by GasLog on behalf of the Partnership.
(c)

As of December 31, 2016, the balance due to GasLog Carriers, the parent company of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd., prior to their acquisitions by the Partnership on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, represented mainly amounts paid directly by GasLog Carriers on behalf of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd., covering expenses during the construction period. As of December 31, 2017, the outstanding balance had been fully settled.

	As of December 31,
	2016	2017
Loans due to related parties
Loan facility with GasLog	—	45,000

Total	—	45,000

Schedule of related party transactions

Company	Details	Account	2015	2016	2017
Costs capitalized to vessels' cost
GasLog LNG Services	Construction supervision fees(i)	Vessels	1,675	982	—
Cost expensed
GasLog	Commercial management fee(ii)	General and administrative expenses	3,628	4,114	4,320
GasLog	Administrative services fee(iii)	General and administrative expenses	3,822	4,802	6,547
GasLog LNG Services	Management fees and other vessel management expenses(iv)	Vessel operating costs	4,920	5,526	6,072
GasLog LNG Services	Other vessel operating costs	Vessel operating costs	175	75	107
GasLog	Professional and advisory fees(v)	General and administrative expenses	735	—	—
GasLog	Interest on revolving credit facility (Note 6)	Interest expense	1,680	413	3,224
GasLog	Commitment fee on revolving credit facility (Note 6)	Other financial costs	14	567	396
GasLog	Interest on interest rate swaps (Note 15)	Loss/(gain) on interest rate swaps	—	549	2,053

(i)       Shipbuilding Supervision Agreements

The Manager charged the vessel owning companies shipbuilding supervision fees pursuant to the shipbuilding supervision contracts that were signed on August 1, 2014 with respect to GAS-eleven Ltd. and GAS-thirteen Ltd. In accordance with the shipbuilding supervision contracts, the Manager was appointed as the supervisor of the construction of the vessels under the relevant shipbuilding contracts and responsible for providing technical consultancy services and attending sea trials and factory acceptance tests until the successful delivery of each vessel. Monthly charge rates for the site inspection team varied from $12.5 to $18.5 according to the level of seniority of the inspectors. On November 4, 2015, both agreements were amended to delete the clauses regarding factory acceptance tests and technical consultancy fees.

(ii)       Commercial Management Agreements

Upon completion of the IPO on May 12, 2014, the vessel-owning subsidiaries of the Initial Fleet entered into amended commercial management agreements with GasLog (the "Amended Commercial Management Agreements"), pursuant to which GasLog provides certain commercial management services, including chartering services, consultancy services on market issues and invoicing and collection of hire payables, to the Partnership. The annual commercial management fee under the amended agreements is $360 for each vessel payable quarterly in advance in lump sum amounts. In December 2013, GAS-seven Ltd. entered into a commercial management agreement with GasLog for an annual commercial management fee of $540 that was amended to $360 when the vessel was acquired by the Partnership on November 1, 2016. Additionally, in June 2015, GAS-eight Ltd. entered into a commercial management agreement with GasLog for an annual commercial management fee of $360.

The same provisions are included in the commercial management agreements that GAS-eleven Ltd., GAS-thirteen Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd. entered into with GasLog upon the deliveries of the GasLog Greece, the GasLog Geneva, the Methane Rita Andrea, the Methane Jane Elizabeth, the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally, respectively, into GasLog's fleet in March 2016, September 2016, April 2014 and June 2014 (together with the Amended Commercial Management Agreements and the commercial management agreements entered into by GAS-seven Ltd. and GAS-eight Ltd. with GasLog, the "Commercial Management Agreements").

(iii)       Administrative Services Agreement

Upon completion of the IPO on May 12, 2014, the Partnership entered into an administrative services agreement (the "Administrative Services Agreement") with GasLog, pursuant to which GasLog will provide certain management and administrative services. The services provided under the Administrative Services Agreement are provided as the Partnership may direct, and include bookkeeping, audit, legal, insurance, administrative, clerical, banking, financial, advisory, client and investor relations services. The Administrative Services Agreement will continue indefinitely until terminated by the Partnership upon 90 days' notice for any reason in the sole discretion of the Partnership's board of directors. Until December 31, 2016, GasLog received a service fee of $588 per vessel per year in connection with providing services under this agreement. On November 16, 2016, the board of directors approved an increase in the service fee payable to GasLog under the terms of the Administrative Services Agreement to $632 per vessel per year with effect from January 1, 2017. With effect from January 1, 2018, the service fee increased to $812 per vessel per year.

(iv)       Ship Management Agreements

Upon completion of the IPO on May 12, 2014, each of the vessel owning subsidiaries of the Initial Fleet entered into an amended ship management agreement (collectively, the "Amended Ship Management Agreements") under which the vessel owning subsidiaries pay a management fee of $46 per month to the Manager and reimburse the Manager for all expenses incurred on their behalf. The Amended Ship Management Agreements also provide for superintendent fees of $1 per day payable to the Manager for each day in excess of 25 days per calendar year for which a superintendent performed visits to the vessels, an annual incentive bonus of up to $72 based on key performance indicators predetermined annually and contain clauses for decreased management fees in case of a vessel's lay-up. The management fees are subject to an annual adjustment, agreed between the parties in good faith, on the basis of general inflation and proof of increases in actual costs incurred by the Manager. Each Amended Ship Management Agreement continues indefinitely until terminated by either party. The same provisions are included in the ship management agreements that GAS-sixteen Ltd., GAS-seventeen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd. entered into with the Manager upon the deliveries of the Methane Rita Andrea, the Methane Jane Elizabeth, the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally, respectively, into GasLog's fleet in April 2014 and June 2014 (together with the Amended Ship Management Agreements and the ship management agreement that GAS-seven Ltd. entered into with the Manager upon its vessel's delivery from the shipyard in 2013, the "Ship Management Agreements"). In May 2015, the Ship Management Agreements were further amended to delete the annual incentive bonus and superintendent fees clauses and, in the case of GAS-seven Ltd., to also increase the fixed monthly charge to $46 with effect from April 1, 2015. In April 2016, the Ship Management Agreements were amended to consolidate all ship management related fees into a single fee structure. This single fee structure was already provided for in the ship management agreements that GAS-eleven Ltd. and GAS-thirteen Ltd. had entered into with GasLog upon the deliveries of the GasLog Greece in March 2016 and the GasLog Geneva in September 2016, respectively, (with a fixed monthly charge of $46).

(v)       Professional and advisory fees paid to third parties by GasLog on behalf of the Partnership.